Shareholders' Equity (Details) - ISRAEL - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2017
Shareholders' Equity (Textual)
Common shares, par value	$ 1
Reserve		$ 395
Special reserve	$ 9,401
Description of legal reserve	According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group reached the legal limit of this reserve.